Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes Payable [Abstract]
NOTES PAYABLE

4.   NOTES PAYABLE

Related Party Notes Payable

As of March 31, 2014 and December 31, 2013 Related Party Notes Payable consists of:

	March 31, 2014	December 31, 2013

On December 29, 2009 and February 3, 2010, the Company issued convertible debentures in the amount of $371,362 and $70,000, respectively, payable to Fountainhead Capital Management (“Fountainhead”), the beneficial owner of more than 50% of the Company’s common stock. These debentures accrue interest at a rate of 6% per annum. The Holder is entitled to convert all or any amount of the principal face amount of the debentures then outstanding into shares of common stock of the Company at the conversion price of $1.88 per share, subject to adjustment, and does not require bifurcation. These debentures were originally due August 31, 2010 and the due date has been extended over time to January 2, 2017, subject to certain conditions.

	441,362	441,362

On March 31, 2010 and October 14, 2010, the Company issued convertible debentures payable to Fountainhead in the amount of $85,000 and $90,000, respectively. These debentures accrue interest at a rate of 6%. The Holder is entitled to convert all or any amount of the principal face amount of the debentures then outstanding into shares of common stock of the Company at the conversion price of $2.63 per share, subject to adjustment and does not require bifurcation. The debentures were originally due August 31, 2011, and the due date has been extended over time to January 2, 2017, subject to certain conditions.

	175,000	175,000

On October 26, 2010 and November 15, 2010, the Company issued debentures payable to Fountainhead in the amount of $77,500 and $322,500, respectively. These debentures accrue interest at a rate of 6% per annum. These debentures were originally due August 31, 2011 and the due date has	400,000	400,000

been extended over time to January 2, 2017, subject to certain conditions.

On November 15, 2010, the Company issued a convertible debenture in the amount of $350,000 payable to Peter Zachariou, a Director of the Company. This debenture accrues interest rate of 6% per annum. The Holder is entitled to convert all or any amount of the principal face amount of the debenture then outstanding into shares of common stock of the Company at the conversion price of $2.85 per share, subject to adjustment and does not require bifurcation. On December 20, 2010, the Company repaid $50,000 of this debenture and removed the convertible rights. The debentures were originally due December 31, 2012 and the due date has been extended over time to January 2, 2017, subject to certain conditions.

	300,000	300,000

In the period July to December 2012 the Company issued short term, unsecured notes payable to Fountainhead in the aggregate amount of $300,900. The notes accrue interest at a rate of 6% per annum, are due on demand or one year after the issue date and are junior to the secured debentures and Preferred C Stock of the Company. The due date has been extended over time to January 2, 2017, subject to certain conditions.	300,900	300,900

In the period August to December 2012 the Company issued short term, unsecured notes payable to Peter Zachariou in the aggregate amount of $115,550. The notes accrue interest at a rate of 6% per annum, are due on demand or one year after the issue date and are junior to the secured debentures and Preferred C Stock of the Company. The due date has been extended over time to January 2, 2017, subject to certain conditions.	115,550	115,550

In the period January to September 2013 the Company issued short term, unsecured notes payable to Fountainhead in the aggregate amount of $325,744. The notes accrue interest at a rate of 6% per annum, are due on demand or one year after the issue date and are junior to the secured debentures and Preferred C Stock of the Company. The due date has been extended over time to January 2, 2017, subject to certain conditions.	324,225	324,225

In the period August 9 to December 2013 the Company issued short term, unsecured notes payable to Fountainhead in the aggregate amount of $91,519. The notes accrue interest at a rate of 6% per annum, are due on demand or one year after the issue date and are junior to the secured debentures and Preferred C Stock of the Company. These notes were repaid in January and February 2014.	-	91,519
In the period January to September 2013 the Company issued short term, unsecured notes payable to Peter Zachariou in the aggregate amount of $210,000. The notes accrue interest at a rate of 6% per annum, are due on demand or one year after the issue date and are junior to the secured debentures and Preferred C Stock of the Company. The due date has been extended over time to January 2, 2017, subject to certain conditions.	190,000	190,000

In the period August 9 to December 2013 the Company issued short term, unsecured notes payable to Peter Zachariou in the aggregate amount of $20,000. The notes accrue interest at a rate of 6% per annum, are due on demand or one year after the issue date and are junior to the secured debentures and Preferred C Stock of the Company. This note was repaid in February 2014	-	20,000

In the period August 9 to December 2013 the Company issued short term, unsecured notes payable to David Cantor, in the aggregate amount of $15,000. The notes accrue interest at a rate of 6% per annum, are due on demand or one year after the issue date and are junior to the secured debentures and Preferred C Stock of the Company. This note was repaid in 2014	-	15,000

Total Related Party Notes Payable:	$2,247,037	$2,373,556

Other Notes Payable

As of March 31, 2014 and December 31, 2013 Other Notes Payable consists of:

	March 31, 2014	December 31, 2013

On March 25, 2011 the Company issued a term note for $300,000 to EuroAmerican Investment Corp. (“EuroAmerican”). The term note bears interest at 16% per annum and was due June 25, 2011. In connection with the loan the Company also issued EuroAmerican warrants to purchase 400,000 shares of the Company’s common stock at an exercise price of $4.50 per share for a period of three (3) years. On June 25, 2011 the due date for this note was extended to September 25, 2011 and the Holder was granted the right to convert all or any amount of the principal face amount of the debenture then outstanding and accrued interest into shares of common stock of the Company an adjusted conversion price of $1.80 per share, subject to adjustment and does not require bifurcation. The due date for this note has been extended over time to January 2, 2015, subject to certain conditions.

	300,000	300,000

In the period August to December 2012 the Company issued short term, unsecured notes payable to Craig Kirsch in the aggregate amount of $98,550. The notes accrue interest at a rate of 6% per annum, are due on demand or one year after the issue date and are junior to the secured debentures and Preferred C Stock of the Company. The due date for this note has been extended over time to January 2, 2017, subject to certain conditions.	98,550	98,550

In September 2012 the Company issued short term, unsecured notes payable to Osbaldo Trading Limited in the amount of $42,900. The notes accrue interest at a rate of 6% per annum, are due on demand or one year after the issue date and are junior to the secured debentures and Preferred C Stock of the Company. The due date for this note has been extended over time to January 2, 2017, subject to certain conditions.	42,900	42,900

In the period June to September 2013 the Company issued short term, unsecured notes payable to Craig Kirsch in the aggregate amount of $10,000. The notes accrue interest at a rate of 6% per annum, are due on demand or one year after the issue date and are junior to the secured debentures and Preferred C Stock of the Company. The due date for this note has been extended over time to January 2, 2017, subject to certain conditions.	10,000	10,000

In the period August 9 to December 2013 the Company issued short term,	-	3,000

unsecured notes payable to Craig Kirsch in the aggregate amount of $3,000. The notes accrue interest at a rate of 6% per annum, are due on demand or one year after the issue date and are junior to the secured debentures and Preferred C Stock of the Company. This note was repaid in February 2014.

On October 22, 2013 the Company issued a term note for $100,000 to EuroAmerican Investment Corp. (“EuroAmerican”). The term note bears interest at 16% per annum and was due November 30, 2013. This note was repaid in January 2014.	-	100,000
Insurance policy finance agreements. During the three months ended March 31, 2013 the Company received proceeds from Insurance policy finance agreement of $28,525 and made repayments of $23,923	28,338	23,736

Total Other Notes Payable:	$479,788	$578,186

The following is a schedule of future minimum loan repayments:

Twelve months ending March 31	Related Party	Other
2014	—	328,338
2015	—	—
2016	—	—
2017	2,247,037	151,450
	$2,247,037	$479,788

The company assesses the value of the beneficial conversion feature of its convertible debt by determining the intrinsic value of such conversion, under ASC 470, at the time of issuance. At the time of issuance of each of the convertible debt instruments set out above, the fair value of the stock was either the same or less than the conversion price, and so there was no value attributable to any beneficial conversion feature.

3. NOTES PAYABLE

Related Party Notes Payable

As of December 31, 2013 and December 31, 2012 Related Party Notes Payable consists of:

December 31, 2013	December 31, 2012
On December 29, 2009 and February 3, 2010, the Company issued convertible debentures in the amount of $371,362 and $70,000, respectively, payable to Fountainhead Capital Management (“Fountainhead”), the beneficial owner of more than 50% of the Company’s common stock. These debentures accrue interest at a rate of 6% per annum, are secured by a first priority security interest in all of the assets of the Company, and are senior to or pari passu with, all other obligations of the Company, subject to certain conditions. The Holder is entitled to convert all or any amount of the principal face amount of the debentures then outstanding into shares of common stock of the Company at the conversion price of $1.88 per share, subject to adjustment and does not require bifurcation. These debentures were originally due August 31, 2010 and the due date has been extended over time to December 31, 2013 (On January 2, 2014 the holder agreed to remove the security interest and extend the note to January 2, 2017, subject to certain conditions).
441,362	441,362

	December 31, 2013	December 31, 2012
On September 30, 2010 and October 14, 2010, the Company issued convertible debentures payable to Fountainhead in the amount of $85,000 and $90,000, respectively. These debentures accrue interest at a rate of 6% per annum, are secured by a first priority security interest in all of the assets of the Company, and are senior to or pari passu with, all other obligations of the Company, subject to certain conditions. The Holder is entitled to convert all or any amount of the principal face amount of the debentures then outstanding into shares of common stock of the Company at the conversion price of $2.63 per share, subject to adjustment and does not require bifurcation. The debentures were originally due August 31, 2011, and the due date has been extended over time to December 31, 2013. (On January 2, 2014 the holder agreed to remove the security interest and extend the note to January 2, 2017, subject to certain conditions).
	175,000	175,000

On October 26, 2010 and November 15, 2010, the Company issued debentures payable to Fountainhead in the amount of $77,500 and $322,500, respectively. These debentures accrue interest at a rate of 6% per annum, are secured by a first priority security interest in all of the assets of the Company, and are senior to or pari passu with, all other obligations of the Company, subject to certain conditions. The debentures were originally due August 31, 2011, and the due date has been extended over time to December 31, 2013. (On January 2, 2014 the holder agreed to remove the security interest and extend the note to January 2, 2017, subject to certain conditions).
	400,000	400,000

On November 15, 2010, the Company issued a convertible debenture in the amount of $350,000 payable to Peter Zachariou, a Director of the Company. This debenture accrues interest rate of 6% per annum, is secured by a first priority security interest in all of the assets of the Company, and is senior to or pari passu with, all other obligations of the Company, subject to certain conditions. The Holder is entitled to convert all or any amount of the principal face amount of the debenture then outstanding into shares of common stock of the Company at the conversion price of $2.85 per share, subject to adjustment and does not require bifurcation. On December 20, 2010, the Company repaid $50,000 of this debenture and removed the convertible rights. The debentures were originally due December 31, 2012 and the due date has been extended over time to December 31, 2013. (On January 2, 2014 the holder agreed to remove the security interest and extend the note to January 2, 2017, subject to certain conditions).
	300,000	300,000

In the period July to December 2012 the Company issued short term, unsecured notes payable to Fountainhead in the aggregate amount of $300,900. The notes accrue interest at a rate of 6% per annum, are due on demand or one year after the issue date and are junior to the secured debentures and Preferred C Stock of the Company. (On January 2, 2014 the holder agreed to extend the notes to January 2, 2017, subject to certain conditions).	300,900	300,900

In the period August to December 2012 the Company issued short term, unsecured notes payable to Peter Zachariou in the aggregate amount of $115,550. The notes accrue interest at a rate of 6% per annum, are due on demand or one year after the issue date and are junior to the secured debentures and Preferred C Stock of the Company. (On January 2, 2014 the holder agreed to extend the notes to January 2, 2017, subject to certain conditions).	115,550	115,550

	December 31, 2013	December 31, 2012
In the period January to August 8, 2013 the Company issued short term, unsecured notes payable to Fountainhead in the aggregate amount of $324,225. The notes accrue interest at a rate of 6% per annum, are due on demand or one year after the issue date and are junior to the secured debentures and Preferred C Stock of the Company. (On January 2, 2014 the holder agreed to extend the notes to January 2, 2017, subject to certain conditions).	324,225	—

In the period August 9 to December 2013 the Company issued short term, unsecured notes payable to Fountainhead in the aggregate amount of $91,519. The notes accrue interest at a rate of 6% per annum, are due on demand or one year after the issue date and are junior to the secured debentures and Preferred C Stock of the Company. (The notes were repaid in January and February 2014).	91,519	—

In the period January to August 8 2013 the Company issued short term, unsecured notes payable to Peter Zachariou in the aggregate amount of $190,000. The notes accrue interest at a rate of 6% per annum, are due on demand or one year after the issue date and are junior to the secured debentures and Preferred C Stock of the Company. (On January 2, 2014 the holder agreed to extend the notes to January 2, 2017, subject to certain conditions).	190,000	—

In the period August 9 to December 2013 the Company issued short term, unsecured notes payable to Peter Zachariou in the aggregate amount of $20,000. The notes accrue interest at a rate of 6% per annum, are due on demand or one year after the issue date and are junior to the secured debentures and Preferred C Stock of the Company. (The notes were repaid in February 2014).	20,000	—

In the period August 9 to December 2013 the Company issued short term, unsecured notes payable to David Cantor, in the aggregate amount of $15,000. The notes accrue interest at a rate of 6% per annum, are due on demand or one year after the issue date and are junior to the secured debentures and Preferred C Stock of the Company. (The notes were repaid in February 2014).	15,000	—

Total Related Party Notes Payable:	$2,373,556	$1,732,812

Other Notes Payable

As of December 31, 2013 and 2012 Other Notes Payable consists of:

December 31, 2013	December 31, 2012
On March 25, 2011 the Company issued a term note for $300,000 to EuroAmerican Investment Corp. (“EuroAmerican”). The term note bears interest at 16% per annum and was due June 25, 2011. In connection with the loan the Company also issued EuroAmerican warrants to purchase 400,000 shares of the Company’s common stock at an exercise price of $4.50 per share for a period of three (3) years. On June 25, 2011 the due date for this note was extended to September 25, 2011 and the Holder was granted the right to convert all or any amount of the principal face amount of the debenture then outstanding and accrued interest into shares of common stock of the Company at the conversion price of $4.50 per share, subject to adjustment and does not require bifurcation. The due date for this note has been extended over time to November 30, 2013. (On January 2, 2014 the holder agreed to extend the notes to January 2, 2015, subject to certain conditions).
300,000	300,000

	December 31, 2013	December 31, 2012
In the period August to December 2012 the Company issued short term, unsecured notes payable to Craig Kirsch in the aggregate amount of $98,550. The notes accrue interest at a rate of 6% per annum, are due on demand or one year after the issue date and are junior to the secured debentures and Preferred C Stock of the Company. (On January 2, 2014 the holder agreed to extend the notes to January 2, 2017, subject to certain conditions).	98,550	98,550

In September 2012 the Company issued short term, unsecured notes payable to Osbaldo Trading Limited in the amount of $42,900. The notes accrue interest at a rate of 6% per annum, are due on demand or one year after the issue date and are junior to the secured debentures and Preferred C Stock of the Company. (On January 2, 2014 the holder agreed to extend the notes to January 2, 2017, subject to certain conditions).	42,900	42,900

In the period June to August 8 2013 the Company issued short term, unsecured notes payable to Craig Kirsch in the aggregate amount of $13,000. The notes accrue interest at a rate of 6% per annum, are due on demand or one year after the issue date and are junior to the secured debentures and Preferred C Stock of the Company. (On January 2, 2014 the holder agreed to extend the notes to January 2, 2017, subject to certain conditions).	10,000	—

In the period August 9 to December 2013 the Company issued short term, unsecured notes payable to Craig Kirsch in the aggregate amount of $13,000. The notes accrue interest at a rate of 6% per annum, are due on demand or one year after the issue date and are junior to the secured debentures and Preferred C Stock of the Company. (The notes were repaid in February 2014).	3,000	—

On October 22, 2013 the Company issued a term note for $100,000 to EuroAmerican Investment Corp. (“EuroAmerican”). The term note bears interest at 16% per annum and was due November 30, 2013. (The note was repaid in January 2014).	100,000	—

Insurance policy finance agreements. During the year ended December 31, 2013 the Company received proceeds from Insurance policy finance agreement of $74,044 and made repayments of $71,548	23,736	21,240

Total Other Notes Payable:	$578,186	$462,690

As of December 2013, $1,316,362 of Company’s Related Party Notes Payable were secured by a security interest in all of the assets of the Company.

In January 2014 the Company completed the Initial and Second Closings (the “Closings”) of the sale of $3,061,100 in Units (the “Units”) comprising shares of common stock (“Common Stock”) and Series A and Series B Warrants (collectively, the “Warrants”) to accredited investors (the “Investors”) in a continuing offering (the “Offering”) which allows for maximum proceeds of $5,000,000. In connection with the Closings, the Company entered into amendment agreements with the relevant note holders to: remove the security interest on the secured notes; repay certain notes; and extend the maturity of the remaining notes, all as detailed in the tables above.

The company assesses the value of the beneficial conversion feature of its convertible debt by determining the intrinsic value of such conversion, under ASC 470, at the time of issuance. At the time of issuance of each of the convertible debt instruments set out above, the fair value of the stock was either the same or less than the conversion price, and so there was no value attributable to any beneficial conversion feature.